Prepaid expenses and deposits (Tables)	12 Months Ended
Oct. 31, 2021
Prepaid expenses and deposits
Schedule of prepaid expenses and deposits

	October 31, 2021	October 31, 2020
	$	$
Deposits on cannabis retail outlets	996	809
Prepaid insurance and other	3,352	311
Prepayment on inventory	4,252	2,759
Total	8,600	3,879
Less current portion	(6,919)	(3,070)
Long-term	1,681	809